Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
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Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

RMB Mendon Financial Services Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RMB Mendon Financial Services Fund (the “Fund”) seeks capital appreciation. There can be no assurance that the Fund will be successful in achieving its investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 30 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The Fund includes the market value of derivatives that provide exposure to the financial services sector in determining compliance with the Fund's 80% investment policy. The Fund may invest in companies of any size, but, under normal conditions, the Fund invests primarily in mid, small and micro capitalization financial services companies. For purposes of selecting investments, the Fund defines the financial services sector broadly. It includes (but is not limited to) the following:

 •      Banks

•       Insurance companies

•       Consumer and commercial finance companies

 •      Securities brokerage firms and electronic trading networks

 •      Investment management and advisory firms

 •      Financial conglomerates

 •      Financial technology companies

 •      Real Estate Investment Trusts

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. In selecting stocks, the Fund's sub-adviser uses a combination of growth and value criteria. Growth criteria include such items as capable management, attractive business niches, sound financial and accounting practices, and/or demonstrated ability to sustain growth in revenues, earnings, and cash flow. Value criteria include companies that appear to be undervalued based on their balance sheets or individual circumstances, temporarily distressed, or poised for a merger or acquisition. The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

The portfolio manager constructs the Fund's portfolio using both a top-down and bottom-up analysis. Examples of top-down analysis include the study of interest rates, credit trends and other macroeconomic factors that broadly affect the financial services sector. Examples of bottom-up analysis include industry screens, sell-side company research reports, company models and other fundamental research that are used to construct the Fund's portfolio on a stock-by-stock basis. The sub-adviser attempts to identify how various financial services sub-sectors and the individual companies therein will move in reaction to market events. Each potential investment is evaluated by weighing its potential for gain against its associated risks. Because of the way the sub-adviser constructs the Fund's portfolio, there may be times when the Fund's investments are focused in one or more financial services sub-sectors and/or a limited number of regions of the U.S.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into other opportunities.

The Fund may also use futures and options on securities, indices and other derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The Fund expects that its primary investments in derivatives will be in written covered call options and long call options. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. Long call option purchases allow the option holder to be exposed to the general market characteristics of a security without the outlay of capital necessary to own the security. Options are wasting assets and expire, and as a result can expose the Fund to significant loss.

The Fund's use of derivatives will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivatives instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset and may cause the Fund's net asset value per share to be volatile.

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market Funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary investment objective.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund's share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized as follows:

•         Market Risk - This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes - mid and small-capitalization stocks or particular sectors or sub-sectors - fell out of favor with the market. Companies in the Fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•         Common Stock Risk - The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•         Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•         Derivative Instruments Risk - Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•         Options Risk - A call option obligates the writer (or seller) of the option to sell a specified asset to the holder of the option at a specified price when the holder exercises the option prior to expiration. A put option obligates the writer (or seller) of the option to buy a specified asset from the holder of the option at a specified price when the holder exercises the option prior to expiration. A writer covers an option it has sold by maintaining segregated liquid assets or offsetting transactions, including other options, to cover its obligation under the option it has written. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the reference asset. Writing covered put options may subject the Fund to a decrease in the market price of the reference asset. Purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option.

•         Small- and Mid-Capitalization Companies Risk - The Fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•         Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•         Financial Services Sector Risk - A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund would be. Because the Fund invests significantly in the financial services sector, the Fund may perform poorly during a downturn in the financial services industry. The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, regulatory changes and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the federal funds rate increases recently initiated by the Federal Reserve.

•         Micro Capitalization Companies Risk - Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund's holdings may be considered or become illiquid.

•         Portfolio Turnover Risk - The portfolio turnover rate measures the frequency with which the Fund sells and replaces its securities within a given period. The Fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns. It also may increase your tax liability.

•         Special Situations Risk - The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price fluctuates, which means you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PAST PERFORMANCE

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund's Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund's average annual total returns over 1-, 5- and 10-year periods compared to the NASDAQ Bank Index, which represents a broad measure of market performance, and the Morningstar Financial Sector Category average, which represents the performance of the Fund's peer group. The Funds included in the Morningstar Financial Sector Category are determined by Morningstar, Inc. The Fund's performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund's maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund's website at www.rmbfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rmbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.98% in the 4th Quarter of 2016 Worst Quarter: (15.46)% in the 3rd Quarter of 2011
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For the following periods ended 12/31/2016)

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund’s maximum sales charges or its annual operating expenses.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Table Narrative [Text Block]	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

| | NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	35.02%
5 years	rr_AverageAnnualReturnYear05	18.95%
10 years	rr_AverageAnnualReturnYear10	1.21%
| | Morningstar Financial Sector Category (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.36%
5 years	rr_AverageAnnualReturnYear05	17.81%
10 years	rr_AverageAnnualReturnYear10	(1.41%)
| | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge on purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Extraordinary Expense	ck0000030126_ExtraordinaryExpense	0.01%	[1]
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	1.42%
1 year	rr_ExpenseExampleYear01	$ 637
3 years	rr_ExpenseExampleYear03	925
5 years	rr_ExpenseExampleYear05	1,233
10 years	rr_ExpenseExampleYear10	2,107
1 year	rr_ExpenseExampleNoRedemptionYear01	637
3 years	rr_ExpenseExampleNoRedemptionYear03	925
5 years	rr_ExpenseExampleNoRedemptionYear05	1,233
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,107
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges.
Annual Return 2007	rr_AnnualReturn2007	(13.96%)
Annual Return 2008	rr_AnnualReturn2008	(14.78%)
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	(10.34%)
Annual Return 2012	rr_AnnualReturn2012	23.35%
Annual Return 2013	rr_AnnualReturn2013	35.42%
Annual Return 2014	rr_AnnualReturn2014	11.11%
Annual Return 2015	rr_AnnualReturn2015	20.43%
Annual Return 2016	rr_AnnualReturn2016	29.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
1 year	rr_AverageAnnualReturnYear01	23.25%
5 years	rr_AverageAnnualReturnYear05	22.48%
10 years	rr_AverageAnnualReturnYear10	8.20%
| | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.81%
5 years	rr_AverageAnnualReturnYear05	22.01%
10 years	rr_AverageAnnualReturnYear10	7.69%
| | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.51%
5 years	rr_AverageAnnualReturnYear05	18.42%
10 years	rr_AverageAnnualReturnYear10	6.53%
| | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Extraordinary Expense	ck0000030126_ExtraordinaryExpense	0.01%	[1]
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	2.17%
1 year	rr_ExpenseExampleYear01	$ 320
3 years	rr_ExpenseExampleYear03	677
5 years	rr_ExpenseExampleYear05	1,160
10 years	rr_ExpenseExampleYear10	2,494
1 year	rr_ExpenseExampleNoRedemptionYear01	220
3 years	rr_ExpenseExampleNoRedemptionYear03	677
5 years	rr_ExpenseExampleNoRedemptionYear05	1,160
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,494
1 year	rr_AverageAnnualReturnYear01	27.76%
5 years	rr_AverageAnnualReturnYear05	22.81%
10 years	rr_AverageAnnualReturnYear10	7.95%
| | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses after Extraordinary Expense	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,409
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	368
5 years	rr_ExpenseExampleNoRedemptionYear05	638
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409
1 year	rr_AverageAnnualReturnYear01	23.25%	[3]
5 years	rr_AverageAnnualReturnYear05	22.48%	[3]
10 years	rr_AverageAnnualReturnYear10	8.20%	[3]

[1]	Extraordinary Expenses incurred in connection with the non-renewal of the former adviser's investment advisory agreement.
[2]	Class I shares commenced investment operations on February 1, 2017. The ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another share class of the Fund, as adjusted for the Class I shares anticipated expenses.
[3]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.